Stock Options: (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Additional General Disclosures [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of the Company’s stock option activity from January 1 to September 30, 2014 is as follows:

	Options	Weighted-Average
	Outstanding	Exercise Price
Outstanding at December 31, 2013	6,249,952	$1.48
Options granted	2,100,000	$1.36
Options terminated	(30,000)	$2.30
Options exercised	0	0
Outstanding at September 30, 2014	8,319,952	$1.45
Options exercisable	4,784,048	$1.54

A summary of the Company’s stock option activity from inception to December 31, 2013 is as follows:

		Weighted-Average
	Options Outstanding	Exercise Price
Outstanding at December 31, 2012	0
Options granted	6,489,404	$1.47
Options forfeited	(239,452)	$(1.00)
Options exercised	0	0
Outstanding at December 31, 2013	6,249,952	$1.48
Options exercisable	3,764,733	$1.71